Warrant Liabilities - Additional Information (Detail)	Feb. 05, 2021 $ / shares
Class of warrants or rights, transfers, restriction on number of days from the date of business combination	30 days
Class of warrant or right, threshold period for exercise from date of closing public offering	12 months
Warrants and rights outstanding, term	5 years
Share Price Equal Or Exceeds Eighteen Rupees Per Dollar Member
Class of warrants redemption price per unit	$ 0.01
Number of days of notice to be given for the redemption of warrants	30 days
Share Price Equal Or Exceeds Eighteen Rupees Per Dollar Member | Common Class A [Member] | Minimum [Member]
Share redemption trigger price	$ 10.00
Class of warrant or right exercise price adjustment percentage higher of market value	100.00%
Share Price Equal Or Exceeds Eighteen Rupees Per Dollar Member | Common Class A [Member] | Maximum [Member]
Share redemption trigger price	$ 18.00
Class of warrant or right exercise price adjustment percentage higher of market value	180.00%
Share Price Equal or Less Nine point Two Rupees per dollar [Member] | Common Class A [Member]
Exercise price of warrants or rights	$ 9.20
Share redemption trigger price	$ 9.20
Minimum gross proceeds required from issuance of equity	60.00%
Class of warrant or right minimum notice period for redemption	20 days
Class of warrant or right exercise price adjustment percentage higher of market value	115.00%
Public Warrants [Member]
Exercise price of warrants or rights	$ 0.88
Class of warrants or rights, transfers, restriction on number of days from the date of business combination	12 days
Class of warrant or right, threshold period for exercise from date of closing public offering	30 days
Warrants and rights outstanding, term	5 years
Warrants issued price per shares	$ 0.10
Public Warrants [Member] | Minimum [Member]
Warrants exercisable period after the closing of the business combination	20 days
Public Warrants [Member] | Common Class A [Member]
Exercise price of warrants or rights	$ 11.50
Number of consecutive trading days for determining the share price	20 days
Number of trading days for determining the share price	30 days
Public Warrants [Member] | Common Class A [Member] | Minimum [Member]
Share price	$ 10.00
Public Warrants [Member] | Common Class A [Member] | Maximum [Member]
Share price	$ 18.00
Warrants exercisable period after the closing of the business combination	60 days
Public Warrants [Member] | Share Price Equal Or Exceeds Eighteen Rupees Per Dollar Member | Common Class A [Member]
Share price	$ 18.00
Public Warrants [Member] | Share Price Equal Or Exceeds Eighteen Rupees Per Dollar Member | Common Class A [Member] | Minimum [Member]
Number of consecutive trading days for determining the share price	20 days
Public Warrants [Member] | Share Price Equal Or Exceeds Eighteen Rupees Per Dollar Member | Common Class A [Member] | Maximum [Member]
Number of trading days for determining the share price	30 days
Private Placement Warrants [Member]
Exercise price of warrants or rights	$ 0.89
Private Placement Warrants [Member] | Common Class A [Member] | Sponsor [Member]
Class of warrant or right, threshold period for exercise from date of closing public offering	30 days